UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

August 31, 2007

1.805749.103

ISIG-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 22.6%
Fannie Mae:
4.5% 10/15/08	$ 2,517,000	$ 2,516,549
4.625% 1/15/08	24,300,000	24,242,895
5.125% 9/2/08	9,430,000	9,455,744
5.125% 7/13/09	3,700,000	3,724,842
Federal Home Loan Bank:
4.5% 10/14/08	2,240,000	2,229,718
5.375% 8/19/11	2,595,000	2,652,147
5.8% 9/2/08	9,855,000	9,937,210
Freddie Mac:
4.75% 3/5/09	4,578,000	4,569,691
5.125% 4/18/11	15,000,000	15,200,370
5.75% 3/15/09	1,500,000	1,519,250
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,622,093
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	817,307	830,078
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		79,500,587
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,158,488	5,890,029
2.375% 4/15/11	2,099,280	2,095,338
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		7,985,367
U.S. Treasury Obligations - 46.1%
U.S. Treasury Notes:
3.5% 2/15/10 (a)	16,295,000	16,043,800
4.375% 12/15/10	20,600,000	20,714,268
4.5% 4/30/12	7,300,000	7,374,139
4.625% 7/31/09 (a)	24,051,000	24,248,516
4.625% 7/31/12 (a)	23,123,000	23,494,191
4.75% 3/31/11	9,250,000	9,420,552
4.75% 5/31/12	6,000,000	6,123,750
4.875% 4/30/08	11,000,000	11,028,358
4.875% 5/15/09	18,000,000	18,194,058
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 6/30/09	$ 20,000,000	$ 20,235,940
4.875% 6/30/12 (a)	5,000,000	5,132,183
TOTAL U.S. TREASURY OBLIGATIONS		162,009,755
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $248,274,754)		249,495,709
U.S. Government Agency - Mortgage Securities - 27.4%

Fannie Mae - 18.2%
3.585% 9/1/33 (b)	161,082	157,374
3.72% 6/1/33 (b)	507,063	502,682
3.754% 10/1/33 (b)	50,140	49,890
3.783% 6/1/33 (b)	607,048	605,802
3.802% 6/1/33 (b)	42,951	42,939
3.876% 6/1/33 (b)	206,743	206,582
3.902% 5/1/34 (b)	312,572	308,241
3.911% 5/1/33 (b)	226,315	226,723
3.934% 5/1/33 (b)	19,254	19,016
3.944% 5/1/34 (b)	252,279	248,782
3.967% 9/1/33 (b)	419,244	411,263
3.979% 8/1/33 (b)	222,414	218,444
3.997% 4/1/34 (b)	484,488	478,064
4% 9/1/13 to 5/1/20	1,414,139	1,337,572
4% 10/1/18 (b)	34,731	34,287
4% 3/1/34 (b)	436,333	430,954
4.025% 4/1/33 (b)	14,346	14,326
4.029% 3/1/34 (b)	922,292	910,861
4.051% 6/1/33 (b)	573,119	567,136
4.063% 3/1/35 (b)	831,838	823,806
4.067% 2/1/35 (b)	21,700	21,659
4.115% 4/1/34 (b)	604,982	598,230
4.122% 5/1/34 (b)	495,683	490,286
4.167% 1/1/35 (b)	118,455	116,564
4.186% 11/1/34 (b)	583,957	584,284
4.249% 1/1/34 (b)	120,916	119,841
4.25% 2/1/35 (b)	49,255	48,524
4.26% 5/1/35 (b)	56,108	55,964
4.27% 10/1/33 (b)	19,628	19,456
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.285% 3/1/33 (b)	$ 47,397	$ 47,355
4.288% 8/1/33 (b)	94,838	94,946
4.295% 3/1/35 (b)	41,351	41,612
4.297% 3/1/33 (b)	32,194	31,698
4.303% 6/1/33 (b)	21,479	21,492
4.304% 4/1/35 (b)	23,792	23,695
4.329% 1/1/35 (b)	421,486	415,810
4.343% 1/1/35 (b)	53,987	53,265
4.353% 10/1/19 (b)	51,928	51,316
4.356% 2/1/34 (b)	111,044	110,171
4.371% 11/1/35 (b)	1,363,049	1,350,963
4.39% 10/1/34 (b)	205,608	203,440
4.391% 2/1/35 (b)	83,727	82,587
4.396% 10/1/33 (b)	233,129	229,055
4.401% 8/1/34 (b)	1,059,461	1,064,532
4.413% 5/1/35 (b)	54,952	54,698
4.415% 7/1/35 (b)	901,793	889,106
4.43% 5/1/35 (b)	144,721	144,295
4.434% 3/1/35 (b)	91,753	90,553
4.442% 8/1/34 (b)	1,138,117	1,127,063
4.442% 5/1/35 (b)	693,580	689,166
4.452% 8/1/34 (b)	153,513	152,432
4.462% 8/1/35 (b)	742,040	743,893
4.481% 1/1/35 (b)	55,764	55,289
4.483% 1/1/35 (b)	252,775	249,909
4.484% 11/1/33 (b)	77,437	76,220
4.493% 12/1/34 (b)	18,559	18,365
4.5% 5/1/18 to 10/1/18	40,835	39,403
4.506% 2/1/35 (b)	40,930	40,875
4.513% 2/1/35 (b)	538,744	535,418
4.517% 2/1/35 (b)	22,954	23,005
4.528% 7/1/35 (b)	163,789	162,329
4.544% 4/1/33 (b)	506,478	507,862
4.553% 9/1/34 (b)	1,082,755	1,073,693
4.569% 1/1/35 (b)	393,668	389,785
4.57% 2/1/35 (b)	181,146	179,258
4.57% 7/1/35 (b)	122,563	122,735
4.602% 8/1/35 (b)	561,774	563,181
4.635% 1/1/35 (b)	255,854	253,695
4.638% 8/1/35 (b)	262,830	260,652
4.642% 6/1/35 (b)	202,137	200,781
4.65% 10/1/34 (b)	150,055	148,947
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.657% 3/1/35 (b)	$ 355,344	$ 356,769
4.682% 9/1/34 (b)	661,109	656,624
4.686% 2/1/35 (b)	698,890	693,274
4.7% 10/1/34 (b)	126,213	125,412
4.709% 3/1/35 (b)	15,067	15,166
4.717% 7/1/34 (b)	149,763	148,986
4.72% 2/1/35 (b)	316,268	313,818
4.734% 12/1/35 (b)	1,976,262	1,965,623
4.776% 12/1/34 (b)	47,865	47,551
4.777% 1/1/35 (b)	226,995	225,395
4.798% 4/1/35 (b)	583,196	581,896
4.798% 7/1/35 (b)	216,269	214,392
4.799% 6/1/35 (b)	164,170	163,485
4.8% 7/1/36 (b)	255,665	255,414
4.807% 11/1/34 (b)	111,308	110,685
4.808% 2/1/33 (b)	66,607	67,081
4.811% 11/1/35 (b)	492,364	492,658
4.835% 10/1/35 (b)	117,459	116,767
4.841% 9/1/34 (b)	468,011	465,924
4.848% 7/1/35 (b)	346,517	343,833
4.853% 7/1/35 (b)	287,006	284,987
4.856% 10/1/34 (b)	427,663	425,790
4.87% 1/1/35 (b)	170,648	170,258
4.884% 10/1/35 (b)	69,749	69,016
4.888% 5/1/35 (b)	84,077	83,521
4.918% 8/1/34 (b)	457,241	455,880
4.945% 8/1/34 (b)	332,420	331,616
4.947% 3/1/35 (b)	248,905	247,816
5% 2/1/16 to 1/1/19	5,737,701	5,642,003
5.005% 2/1/34 (b)	377,765	375,314
5.016% 7/1/34 (b)	21,458	21,420
5.036% 12/1/32 (b)	470,370	469,186
5.045% 5/1/35 (b)	282,618	283,464
5.062% 8/1/34 (b)	35,937	35,965
5.07% 9/1/34 (b)	305,807	305,377
5.079% 9/1/34 (b)	36,113	36,076
5.087% 2/1/35 (b)	327,341	326,601
5.101% 5/1/35 (b)	103,766	104,153
5.101% 10/1/35 (b)	323,365	322,017
5.107% 10/1/35 (b)	217,258	216,409
5.118% 8/1/34 (b)	298,930	298,850
5.138% 3/1/35 (b)	23,341	23,306
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.163% 3/1/36 (b)	$ 654,881	$ 654,270
5.173% 6/1/35 (b)	198,678	199,373
5.176% 8/1/33 (b)	61,906	61,992
5.261% 11/1/36 (b)	129,237	129,473
5.271% 12/1/36 (b)	148,003	147,930
5.284% 4/1/36 (b)	256,764	258,979
5.295% 7/1/35 (b)	1,270,488	1,270,289
5.297% 7/1/35 (b)	24,390	24,474
5.317% 12/1/34 (b)	64,313	64,422
5.332% 1/1/36 (b)	536,655	537,160
5.365% 2/1/36 (b)	391,796	392,375
5.37% 2/1/36 (b)	48,446	48,471
5.387% 2/1/37 (b)	139,562	139,805
5.387% 3/1/37 (b)	1,022,157	1,025,259
5.439% 2/1/37 (b)	642,384	644,230
5.483% 6/1/47 (b)	114,870	115,325
5.488% 2/1/37 (b)	838,951	841,908
5.5% 1/1/09 to 10/1/17	2,063,395	2,063,961
5.532% 11/1/36 (b)	268,006	268,979
5.612% 2/1/36 (b)	157,054	158,016
5.651% 12/1/32 (b)	177,888	181,096
5.668% 6/1/36 (b)	372,525	374,849
5.672% 4/1/37 (b)	598,831	602,660
5.675% 4/1/36 (b)	574,055	577,434
5.76% 4/1/36 (b)	304,475	306,856
5.797% 3/1/36 (b)	1,167,723	1,177,925
5.815% 1/1/36 (b)	130,039	130,902
5.829% 3/1/36 (b)	391,492	394,927
5.834% 5/1/36 (b)	911,545	920,444
5.895% 12/1/36 (b)	213,427	215,397
5.931% 6/1/36 (b)	758,745	766,075
5.946% 5/1/36 (b)	369,845	373,876
5.948% 5/1/36 (b)	137,489	139,019
6% 5/1/12 to 9/1/19	1,217,627	1,235,609
6% 9/18/22 (a)	2,600,000	2,627,776
6.033% 4/1/36 (b)	2,346,043	2,373,374
6.101% 3/1/37 (b)	218,635	221,449
6.155% 4/1/36 (b)	238,328	241,544
6.226% 3/1/37 (b)	69,983	70,831
6.256% 6/1/36 (b)	36,932	37,275
6.5% 6/1/15 to 7/1/32	571,525	582,502
7% 6/1/12 to 6/1/31	377,935	388,611
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7.5% 5/1/37	$ 197,502	$ 205,117
9% 2/1/13 to 8/1/21	151,745	162,705
9.5% 5/1/09 to 11/1/21	5,980	6,186
10.5% 5/1/10 to 8/1/20	31,927	35,127
11% 11/1/10 to 9/1/14	136,260	144,721
11.5% 11/1/15 to 7/15/19	135,280	151,886
12% 4/1/15	13,160	15,293
12.5% 3/1/16	3,690	4,083
		63,866,115
Freddie Mac - 9.0%
3.38% 7/1/33 (b)	424,732	420,649
4% 11/1/20	948,315	890,058
4.008% 5/1/33 (b)	742,447	736,137
4.08% 7/1/35 (b)	353,098	346,035
4.178% 1/1/35 (b)	728,510	720,759
4.289% 3/1/35 (b)	59,985	60,122
4.292% 2/1/35 (b)	131,637	131,963
4.307% 12/1/34 (b)	62,402	61,388
4.423% 3/1/35 (b)	72,657	71,444
4.423% 6/1/35 (b)	111,086	109,940
4.426% 2/1/34 (b)	65,356	64,706
4.455% 3/1/35 (b)	78,459	77,241
4.5% 2/1/18 to 11/1/20	276,035	266,495
4.539% 2/1/35 (b)	142,535	140,479
4.567% 6/1/33 (b)	233,113	232,527
4.655% 5/1/35 (b)	481,009	480,623
4.665% 2/1/35 (b)	1,782,236	1,760,834
4.701% 9/1/36 (b)	157,937	157,001
4.789% 2/1/36 (b)	66,627	65,815
4.807% 3/1/33 (b)	20,415	20,538
4.819% 3/1/35 (b)	125,000	123,981
4.829% 5/1/35 (b)	1,207,746	1,195,172
4.871% 10/1/35 (b)	298,529	297,805
4.917% 10/1/36 (b)	778,390	775,306
4.99% 4/1/35 (b)	328,657	328,971
5% 9/1/18 to 9/1/35	1,538,782	1,509,233
5.013% 7/1/35 (b)	759,846	755,663
5.121% 7/1/35 (b)	243,615	242,234
5.131% 4/1/35 (b)	239,134	238,090
5.272% 2/1/36 (b)	20,462	20,383
5.275% 11/1/35 (b)	245,723	245,103
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.389% 3/1/37 (b)	$ 98,699	$ 98,639
5.489% 2/1/37 (b)	558,508	557,862
5.498% 1/1/36 (b)	212,785	213,022
5.5% 8/1/14 to 11/1/20	1,649,833	1,645,698
5.534% 1/1/36 (b)	294,216	294,574
5.553% 4/1/37 (b)	144,402	144,664
5.585% 3/1/36 (b)	958,778	961,239
5.652% 8/1/36 (b)	971,996	975,420
5.704% 4/1/36 (b)	2,184,991	2,190,893
5.779% 3/1/37 (b)	493,860	496,121
5.787% 10/1/35 (b)	66,159	66,464
5.799% 5/1/37 (b)	1,132,439	1,138,506
5.809% 4/1/37 (b)	459,965	462,484
5.828% 6/1/37 (b)	375,000	377,182
5.833% 5/1/37 (b)	159,984	160,920
5.858% 5/1/37 (b)	107,664	108,125
5.865% 5/1/37 (b)	652,502	656,726
5.963% 4/1/36 (b)	1,264,068	1,274,367
6% 11/1/16 to 2/1/19	484,878	491,464
6.015% 6/1/36 (b)	160,217	161,462
6.027% 4/1/37 (b)	542,754	546,856
6.088% 2/1/37 (b)	1,036,411	1,046,686
6.141% 2/1/37 (b)	134,886	136,042
6.155% 12/1/36 (b)	1,150,261	1,157,879
6.221% 5/1/36 (b)	129,773	131,226
6.299% 8/1/36 (b)	1,622,122	1,641,566
6.362% 7/1/36 (b)	185,753	188,049
6.416% 6/1/37 (b)	35,000	35,413
6.5% 5/1/08	6,418	6,527
6.521% 9/1/36 (b)	888,446	897,388
6.725% 8/1/37 (b)	270,000	274,505
7.5% 11/1/12	110,350	113,575
7.581% 4/1/37 (b)	35,000	35,908
8% 9/1/07 to 12/1/09	7,428	7,416
8.5% 2/1/09 to 6/1/14	6,689	6,680
9% 9/1/10 to 12/1/18	50,010	53,892
9.5% 2/1/17 to 12/1/22	183,145	200,214
10% 1/1/09 to 6/1/20	28,644	30,364
10.5% 9/1/20 to 5/1/21	10,181	10,539
11% 12/1/11	1,210	1,283
11.5% 10/1/15	4,401	5,005
12% 10/1/13 to 11/1/19	17,068	19,339
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12.25% 11/1/14	$ 20,892	$ 23,823
12.5% 8/1/10 to 6/1/19	119,086	132,995
		31,725,697
Government National Mortgage Association - 0.2%
8% 11/15/09 to 12/15/23	439,555	456,510
8.5% 5/15/16 to 3/15/17	44,098	47,534
10.5% 1/15/16 to 1/15/18	75,567	86,098
11% 10/20/13	1,654	1,851
13.5% 7/15/11	3,796	4,188
		596,181
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $95,998,352)		96,187,993
Asset-Backed Securities - 0.6%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.655% 9/25/35 (b) (Cost $2,070,815)	2,070,815	2,084,677
Collateralized Mortgage Obligations - 7.6%

U.S. Government Agency - 7.6%
Fannie Mae floater Series 2007-95 Class A1, 5.755% 8/27/36 (b)	1,000,000	999,678
Fannie Mae:
floater Series 1994-42 Class FK, 4.64% 4/25/24 (b)	1,525,405	1,452,723
planned amortization class Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,357,398
sequential payer:
Series 1993-238 Class C, 6.5% 12/25/08	870,355	875,269
Series 1999-25 Class Z, 6% 6/25/29	2,914,847	2,960,967
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	67,989	66,492
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.485% 8/25/31 (b)	365,891	373,374
Series 2002-49 Class FB, 6.1375% 11/18/31 (b)	606,705	611,228
Series 2002-60 Class FV, 6.505% 4/25/32 (b)	132,312	135,439
Series 2002-74 Class FV, 5.955% 11/25/32 (b)	1,350,292	1,352,285
Series 2002-75 Class FA, 6.505% 11/25/32 (b)	271,040	277,430
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-11 Class UC, 6% 3/25/17	$ 575,857	$ 588,255
Series 2002-16 Class PG, 6% 4/25/17	670,000	681,625
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	320,381
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	183,560	183,642
Series 2003-18 Class EY, 5% 6/25/17	955,079	946,162
Series 2004-95 Class AN, 5.5% 1/25/25	462,001	461,467
Freddie Mac planned amortization class Series 2356 Class GD, 6% 9/15/16	205,532	208,989
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 6.6113% 3/15/32 (b)	595,892	608,996
Series 2526 Class FC, 6.0113% 11/15/32 (b)	321,229	321,597
Series 2530 Class FE, 6.2113% 2/15/32 (b)	344,733	345,985
Series 2630 Class FL, 6.1113% 6/15/18 (b)	24,979	25,265
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	271,665	276,187
Series 2695 Class DG, 4% 10/15/18	805,000	754,395
Series 2752 Class PW, 4% 4/15/22	822,628	815,402
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,100,109	1,142,910
Series 2570 Class CU, 4.5% 7/15/17	99,864	97,836
Series 2572 Class HK, 4% 2/15/17	146,350	142,497
Series 2617 Class GW, 3.5% 6/15/16	850,030	840,504
Series 2672 Class HA, 4% 9/15/16	1,072,171	1,042,546
Series 2675 Class CB, 4% 5/15/16	845,863	824,272
Series 2683 Class JA, 4% 10/15/16	884,515	859,277
Series 2860 Class CP, 4% 10/15/17	110,594	108,110
Series 2866 Class N, 4.5% 12/15/18	680,000	673,970
Series 2937 Class HJ, 5% 10/15/19	465,952	460,921
Series 3013 Class VJ, 5% 1/15/14	1,046,455	1,040,753
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,630,000	1,605,623
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,951,976)		26,839,850
Cash Equivalents - 9.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (Cost $32,887,000)	$ 32,906,633	$ 32,887,000
TOTAL INVESTMENT PORTFOLIO - 115.9% (Cost $406,182,897)		407,495,229
NET OTHER ASSETS - (15.9)%		(55,939,896)
NET ASSETS - 100%		$ 351,555,333
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.484% with Deutsche Bank	June 2010	$ 4,000,000	(61,856)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	April 2037	850,000	2,324
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with JPMogan Chase, Inc.	July 2010	2,500,000	37,090
Receive semi-annually a fixed rate equal to 5.60% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	June 2011	1,000,000	23,646
Receive semi-annually a fixed rate equal to 5.64% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	2,000,000	58,453
		$ 10,350,000	$ 59,657
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,887,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 759,904
Banc of America Securities LLC	11,645,477
Bank of America, NA	5,234,255
Bear Stearns & Co., Inc.	654,282
Citigroup Global Markets, Inc.	2,063,583
Credit Suisse Securities (USA) LLC	1,308,564
Greenwich Capital Markets, Inc.	654,282
HSBC Securities (USA), Inc.	1,308,564
ING Financial Markets LLC	2,617,128
Societe Generale, New York Branch	3,925,691
UBS Securities LLC	1,275,850
WestLB AG	1,439,420
$ 32,887,000
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $406,094,696. Net unrealized appreciation aggregated $1,400,533, of which $2,221,655 related to appreciated investment securities and $821,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007